UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	05/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund, Inc.
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--141.7%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--6.1%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,585,000		4,926,138
Pima County Industrial Development
Authority, Education Revenue
(Arizona Charter Schools
Refunding Project)	5.38	7/1/31	4,465,000		4,542,066
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,569,850
California--11.0%
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,035,000		2,237,442
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	8,000,000		6,754,640
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/37	5,000,000		5,972,150
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	3,250,000	a	3,584,685
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,500,000		2,898,050
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,465,800
Colorado--4.2%
City and County of Denver,
Airport System Subordinate

Revenue	5.25	11/15/43	5,000,000	a	5,375,900
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,210,240
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.00	1/1/44	2,500,000		2,719,150
District of Columbia--.8%
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,914,421
Florida--3.8%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	a	4,031,287
Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	4,805,000		5,300,203
Illinois--4.1%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.75	1/1/43	3,750,000	a	4,129,725
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/36	3,000,000		3,097,920
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,500,000		2,725,950
Indiana--6.9%
Indiana Finance Authority,
HR (The King's Daughters'
Hospital and Health Services)	5.50	8/15/40	7,425,000		7,726,381

Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	7/1/40	5,000,000		5,214,900
Indiana Finance Authority,
Revenue (Baptist Homes of
Indiana Senior Living)	6.00	11/15/41	3,500,000		3,892,175
Iowa--4.2%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Alcoa Inc. Project)	4.75	8/1/42	3,000,000		2,976,780
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,000,000		7,319,620
Kentucky--1.1%
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	2,370,000		2,658,927
Louisiana--.9%
Louisiana Public Facilities
Authority, Dock and Wharf
Revenue (Impala Warehousing
LLC Project)	6.50	7/1/36	2,000,000	a,b	2,104,160
Massachusetts--4.2%
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		2,066,940
Massachusetts Port Authority,
Special Facilities Revenue
(Delta Air Lines, Inc.
Project) (Insured; AMBAC)	5.00	1/1/27	8,210,000		8,203,596
Michigan--8.4%
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	5,000,000		4,974,700
Kent Hospital Finance Authority,

Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	5,750,000		5,997,192
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/39	5,000,000		5,376,650
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	5,000,000		4,224,750
Missouri--2.4%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis College of
Pharmacy)	5.50	5/1/43	2,000,000		2,163,080
Saint Louis County Industrial
Development Authority, Senior
Living Facilities Revenue
(Friendship Village Sunset
Hills)	5.00	9/1/42	3,500,000		3,638,880
New Jersey--4.8%
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	2,500,000		2,680,575
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	2,500,000	a	2,568,650
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	4,500,000	a	4,661,730
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	2,330,000		1,840,956
New York--14.2%
Deutsche Bank Spears/Lifers Trust

(Series DBE-1177) Recourse
(Metropolitan Transportation
Authority, Transportation
Revenue)	5.00	11/15/38	15,000,000 a,b,c	16,385,400
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/36	8,000,000	8,166,800
New York State Dormitory
Authority, Revenue (Saint
John's University)	5.00	7/1/44	2,000,000	2,178,880
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	7,870,000	8,003,711
Ohio--8.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.25	6/1/37	7,000,000	6,020,630
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/44	7,000,000	6,892,970
Rickenbacker Port Authority,
Capital Funding Revenue (Ohio
Association of School Business
Officials Expanded Asset
Pooled Financing Program)	5.38	1/1/32	4,225,000	4,792,460
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	3,000,000	3,029,790
Pennsylvania--10.4%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000	4,132,880
Clairton Municipal Authority,

Sewer Revenue	5.00	12/1/42	1,500,000		1,545,555
Deutsche Bank Spears/Lifers Trust
(Series DBE-1179) Recourse
(Pennsylvania Turnpike
Commission, Motor License
Fund-Enhanced Turnpike
Subordinate Special Revenue)	5.00	12/1/42	13,000,000 a,b,c		14,464,040
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/42	5,000,000	a	5,400,400
South Carolina--3.0%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue (The
Lutheran Homes of South
Carolina, Inc.)	5.13	5/1/48	1,750,000		1,710,013
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,523,800
Texas--14.7%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.00	1/1/34	5,000,000		4,999,800
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	1,500,000		1,710,765
Deutsche Bank Spears/Lifers Trust
(Series DBE-1182) (Dallas and
Fort Worth, Joint Improvement
Revenue (Dallas/Fort Worth
International Airport))	5.00	11/1/45	15,000,000 a,b,c		15,715,500
JPMorgan Chase Putters/Drivers
Trust (Series 4314)
Non-recourse (Tarrant County
Cultural Education Facilities

Finance Corporation, HR
(Baylor Health Care System
Project))	5.00	11/15/20	7,410,000	b,c	8,076,743
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	3,000,000		3,156,960
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	2,500,000	a	2,643,725
Virginia--7.6%
Lexington Industrial Development
Authority, Residential Care
Facilities Mortgage Revenue
(Kendal at Lexington)	5.50	1/1/37	5,400,000		5,435,856
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,640,000	a	7,867,061
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	5,000,000	a	5,335,550
Washington--2.2%
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,460,500
Wisconsin--8.8%
Public Finance Agency of
Wisconsin, Senior Airport
Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/42	5,000,000	a	5,072,850
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000		5,393,050
Wisconsin Health and Educational
Facilities Authority, Revenue
(Beaver Dam Community

Hospitals, Inc.)	5.25	8/15/34	5,700,000		6,001,416
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	5,000,000		4,988,000
U.S. Related--9.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/43	3,000,000		3,213,720
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	6,200,000		4,941,586
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.75	7/1/37	6,500,000		5,135,260
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	4,500,000		2,798,730
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	2,500,000		1,731,300
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/39	9,120,000	a	5,251,022
Total Long-Term Municipal Investments
(cost $337,815,163)					346,922,982
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)		Value ($)
Michigan--.8%
University of Michigan Regents,
General Revenue	0.03	6/2/14	2,000,000	d	2,000,000
Pennsylvania--.6%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	6/2/14	1,500,000	d	1,500,000
Total Short-Term Municipal Investments
(cost $3,500,000)					3,500,000
Total Investments (cost $341,315,163)			143.1%		350,422,982

Liabilities, Less Cash and Receivables	(12.5%)	(30,561,667)
VMTPS, at liquidation value	(30.6%)	(75,000,000)
Net Assets Applicable to Common Shareholders	100.0%	244,861,315

VMTPS - Variable Rate Municipal Term Preferred Shares

a	At May 31, 2014, the fund had $104,591,685 or 42.7% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $56,745,843 or 23.2% of net assets applicable to Common Shareholders.
c	Collateral for floating rate borrowings.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $9,107,819 of which $19,645,820 related to appreciated investment securities and $10,538,001 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts

PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	350,422,982	-	350,422,982

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)